FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity	$ 651,670	$ 527,305	$ 402,651
Cash and cash equivalents	12,539	21,434	$ 5,346
Assets	$ 660,915	534,882
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Monetary assets and liabilities currency risk percentage change	10.00%
Monetary assets and liabilities currency risk changes increase (decrease) in net income	$ 500
Monetary assets and liabilities currency risk changes increase (decrease) in other comprehensive income	$ 2,900
Other price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long term investments percentage change threshold	10.00%
Long term investments fair value increase (decrease) potential in profit (loss)	$ 1,200
Long term investments fair value increase (decrease) potential in other comprehensive income (loss)	2,400
Recurring fair value measurement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	$ 78,882	$ 61,293